Bonds Payable - Summary of Domestic Unsecured Bonds And Overseas Unsecured Bonds (Detail) $ in Millions	3 Months Ended
Apr. 14, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Tranche A [member] | Taiwan [member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2022-01
Issuance ending period	2027-01
Domestic unsecured bonds	$ 2,100.0
Coupon Rate	0.63%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Eleven One Green Bond [Member] | Tranche B [member] | Taiwan [member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2022-01
Issuance ending period	2029-01
Domestic unsecured bonds	$ 3,300.0
Coupon Rate	0.72%
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche A [member] | Taiwan [member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2022-03
Issuance ending period	2026-09
Domestic unsecured bonds	$ 3,000.0
Coupon Rate	0.84%
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche B [member] | Taiwan [member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2022-03
Issuance ending period	2027-03
Domestic unsecured bonds	$ 9,600.0
Coupon Rate	0.85%
Domestic Unsecured Bonds Hundred And Eleven Two [Member] | Tranche C [member] | Taiwan [member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Issuance starting period	2022-03
Issuance ending period	2029-03
Domestic unsecured bonds	$ 1,600.0
Coupon Rate	0.90%